COMMON AND PREFERRED STOCK (Details 1) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
STOCKHOLDERS EQUITY
Number of Warrants Outstanding, Beginning	45,129
Number of Warrants,Granted	2,930,838	45,129	379,492
Number of Warrants Outstanding, Ending	2,975,967
Weighted Average Exercise Price of Warrants, Beginning	$ 2.09	$ 3.88	$ 3.88
Weighted Average Exercise Price of Warrants, Exercised	0	3.88
Weighted Average Exercise Price of Warrants, Cancelled	0	3.88
Weighted Average Exercise Price of Warrants, Granted	0.56	2.09	2.39
Weighted Average Exercise Price of Warrants, Ending	$ 0.58	$ 2.09	$ 2.98
Weighted Average Remaining Life of Warrants in Years, Beginning	4 months 24 days	5 years	4 years 4 months 24 days
Weighted Average Remaining Life of Warrants in Years,Granted	4 months 24 days
Weighted Average Remaining Life of Warrants in Years, Ending	4 months 24 days
Aggregate Intrinsic Value of Warrants, Beginning	$ 0	$ 0	$ 0
Aggregate Intrinsic Value of Warrants, Ending	$ 0	$ 0	$ 0